Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income for the year	$ 28,958,487	$ 8,549,791	$ 11,093,191
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	28,776,688	27,562,120	26,624,098
Amortization of deferred finance charges	412,138	395,446	508,686
Unrealized exchange differences	98,294	(6,868)	(1,690,528)
Share based compensation	31,268	4,071	154,442
Change in fair value of derivatives	(3,506,897)	3,734,845	(15,993)
(Gain)/loss on sale of vessels	(1,372,409)	5,654,178	(960,696)
(Increase)/decrease in
Trade and other receivables	(1,708,048)	910,922	(601,406)
Claims receivable	(502,534)	(715,934)	(580,579)
Inventories	(736,299)	(576,016)	306,827
Advances and prepayments	193,397	148,503	(151,256)
Increase/(decrease) in
Payable to related party	(586,091)	(1,640,382)	2,205,275
Trade accounts payable	(526,281)	1,692,418	537,841
Accrued liabilities	(1,653,992)	(684,432)	(661,728)
Other current liability		(2,687,500)	(8,062,500)
Other non current liability	222,770
Deferred income	340,485	34,556	(889,333)
Net cash provided by operating activities	48,440,976	42,375,718	27,816,341
Cash flows from investing activities
Insurance proceeds	986,102	595,926	678,036
Advances for vessels under construction and acquisitions	(62,634,833)	(54,981,190)	(70,855,294)
Proceeds from sale of vessels, net	18,136,907	25,001,033	37,100,890
Decrease in restricted cash account		250,000
Increase in restricted cash account	(386,292)	(2,459,165)	(96,010)
Net cash used in investing activities	(43,898,116)	(31,593,396)	(33,172,378)
Cash flows from financing activities
Stock repurchase		(2,234,214)	(6,280,327)
Deferred finance charges		(785,000)	(360,000)
Customer deposits received	5,000	275,000	285,000
Customer deposits paid		(285,000)	(3,522,287)
Loan repayment	(48,965,869)	(43,417,768)	(45,736,121)
Proceeds from long-term debt	43,250,000	49,400,000	45,000,000
Net cash (used in)/provided by financing activities	(5,710,869)	2,953,018	(10,613,735)
Effect of exchange rate changes on cash	(98,294)	6,868	1,690,528
Net (decrease)/increase in cash and cash equivalents	(1,266,303)	13,742,208	(14,279,244)
Cash and cash equivalents at beginning of year	43,539,303	29,797,095	44,076,339
Cash and cash equivalents at end of year	42,273,000	43,539,303	29,797,095
Supplemental Cash Flow Information:
Cash paid during the year for interest, net of amounts capitalized	$ 8,757,734	$ 7,566,151	$ 6,755,101